Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Mar. 31, 2013
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2013